Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Statements of Financial Position

(In thousands, except for shares and per share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	366,862	32,314	4,642
Short term investments	—	36,416	5,231
Other receivables and amounts due from subsidiaries and affiliates	1,119,686	1,378,556	198,017
Total current assets	1,486,548	1,447,286	207,890
Non-current assets:
Investment in subsidiaries	2,638,621	2,855,907	410,225
Investment in an affiliate	11,350	10,670	1,533
Total assets	4,136,519	4,313,863	619,648

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses	1,337,039	1,330,068	191,052
Amounts due to subsidiaries	27,969	785,608	112,846
Non-current liabilities:
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB138,328 and RMB266,901 as of December 31, 2018 and 2019, respectively)	138,328	266,901	38,338
Total liabilities	1,503,336	2,382,577	342,236
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,301,915,084 and 1,252,367,264 shares, of which 1,123,475,604 and 1,073,891,784 shares were outstanding as of December 31, 2018 and 2019, respectively)	9,583	9,235	1,327
Treasury stock	(1,156)	(1,146)	(165)
Additional paid-in capital	437,176	393	56
Retained earnings	2,280,870	1,988,233	285,592
Accumulated other comprehensive loss	(93,290)	(65,429)	(9,398)
Total equity	2,633,183	1,931,286	277,412
Total liabilities and shareholders’ equity	4,136,519	4,313,863	619,648

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
General and administrative expenses	(4,435)	(6,973)	(6,480)	(931)
Selling expenses	—	—	(281)	(40)
Interest income	2,229	10,624	1,767	254
Equity in earnings of subsidiaries and an affiliate	451,434	606,264	193,926	27,856
Net Income attributable to the Company’s shareholders	449,228	609,915	188,932	27,139
Other comprehensive (loss) income:
Foreign currency translation adjustments	(10,664)	(10,194)	10,178	1,462
Unrealized net gains (loss) on available-for-sale investments	(632)	—	17,231	2,475
Share of other comprehensive gain (loss) of affiliates	1,263	(1,763)	452	65
Comprehensive income attributable to the Company’s shareholders	439,195	597,958	216,793	31,141

Statements of Shareholders’ Equity

(In thousands, except for shares)

	Share Capital		Additional	Treasury Stock			Accumulated Other
	Number of Share	Amounts	Paid-in Capital	Number of Share	Amounts	Retained Earnings	Comprehensive Loss	Subscription Receivables	Total
		RMB	RMB		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	1,165,072,926	8,658	2,301,655	—	—	1,330,518	(65,844)	(288,135)	3,286,852
Net income	—	—	—	—	—	449,228	—	—	449,228
Foreign currency translation	—	—	—	—	—	—	(27,895)	17,231	(10,664)
Exercise of share options	69,118,158	458	64,488	—	—	—	—	—	64,946
Share-based compensation	—	—	—	—	—	—	—	—	—
Private placement	66,000,000	455	200,632	—	—	—	—	—	201,087
Subscription receipt	—	—	—	—	—	—	—	22,187	22,187
Distribution of dividend	—	—	(137,216)	—	—	—	—	—	(137,216)
Unrealized net loss on available-for-sale investments	—	—	—	—	—	—	(632)	—	(632)
Share of other comprehensive loss in affiliates	—	—	—	—	—	—	1,263	—	1,263
Balance as of December 31, 2017	1,300,191,084	9,571	2,429,559	—	—	1,779,746	(93,108)	(248,717)	3,877,051
Net income	—	—	—	—	—	609,915	—	—	609,915
Foreign currency translation	—	—	—	—	—	—	1,581	(11,775)	(10,194)
Exercise of share options	1,760,000	12	3,274	—	—	—	—	—	3,286
Repurchase of ordinary shares from shareholder	—	—	(1,464,163)	150,000,000	(960)	—	—	—	(1,465,123)
Repurchase of ordinary shares from open market	—	—	(251,024)	28,475,480	(196)	—	—	—	(251,220)
Subscription receipt	—	—	—	—	—	—	—	260,492	260,492
Distribution of dividend	—	—	(280,470)	—	—	(108,791)	—	—	(389,261)
Share of other comprehensive income of affiliates	—	—	—	—	—	—	(1,763)	—	(1,763)
Balance as of December 31, 2018	1,301,951,084	9,583	437,176	178,475,480	(1,156)	2,280,870	(93,290)	—	2,633,183
Net income	—	—	—	—	—	188,932	—	—	188,932
Foreign currency translation	—	—	—	—	—	—	10,178	—	10,178
Exercise of share options	640,000	4	—	—	—	—	—	—	4
Cancellation of ordinary shares	(50,223,820)	(352)	—	(50,223,820)	352	—	—	—	—
Repurchase of ordinary shares from open market	—	—	(437,176)	50,223,820	(342)	(46,497)	—	—	(484,015)
Share-based compensation	—	—	393	—	—	—	—	—	393
Distribution of dividend	—	—	—	—	—	(435,072)	—	—	(435,072)
Unrealized net gains on available-for-sale investments	—	—	—	—	—	—	17,231	—	17,231
Share of other comprehensive income of affiliates	—	—	—	—	—	—	452	—	452
Balance as of December 31, 2019	1,252,367,264	9,235	393	178,475,480	(1,146)	1,988,233	(65,429)	—	1,931,286
Balance as of December 31, 2019 in US$	1,252,367,264	1,327	56	178,475,480	(165)	285,592	(9,398)	—	277,412

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	449,228	609,915	188,932	27,139
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(451,434)	(606,264)	(193,926)	(27,856)
Compensation expenses associated with stock options	—	—	393	56
Changes in operating assets and liabilities:
Other receivables	(6,489)	10,644	(4)	(1)
Other payables	(5,693)	1,326,440	1,214	174
Net cash (used in) from operating activities	(14,388)	1,340,735	(3,391)	(488)
Cash flows (used in) generated from investing activities
Purchase of short-term investments	—	—	(178,371)	(25,620)
Changes in investment in subsidiaries and an affiliate	98,399	81,129	(6,623)	(952)
Advances to subsidiaries and affiliates	(38,609)	467,995	498,774	71,644
Proceeds from disposal of short-term investments	—	—	143,581	20,625
Decrease in advances to subsidiaries and affiliates	174,012	—	—	—
Net cash generated from investing activities	233,802	549,124	457,361	65,697
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	64,946	3,286	4	1
Proceeds of employee and grantee subscriptions	22,187	211,054	111,304	15,988
Dividends paid	(137,216)	(326,725)	(435,072)	(62,494)
Repurchase of ordinary shares from open market	—	(251,220)	(484,015)	(69,525)
Repurchase of ordinary shares from shareholder	—	(1,318,611)	—	—
Net cash generated used in financing activities	(50,083)	(1,682,216)	(807,779)	(116,030)
Net increase (decrease) in cash and cash equivalents	169,331	207,643	(353,809)	(50,821)
Cash and cash equivalents and restricted cash at beginning of year	10,746	169,413	366,862	52,696
Effect of exchange rate changes on cash and cash equivalents	(10,664)	(10,194)	19,261	2,767
Cash and cash equivalents and restricted cash at end of year	169,413	366,862	32,314	4,642

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2019, RMB1,410,432 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended December 31, 2017, 2018 and 2019.